WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Warrants Tables
Common stock purchase warrants issued and outstanding
	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	580,604	$17.85	$72,250	3.33
Granted	273,997	10.10	-	-
Exercised	-	-	-	-
Cancelled	6,669	24.75	-	-
Expired	-	-	-	-

Outstanding at August 31, 2015	847,932	$15.26	$-	3.42

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	209,818	$18.60	$-	-
Issued	370,786	$17.40	$-	-
Outstanding at February 28, 2015	580,604	$17.85	$72,250	3.33

Warrants exercisable
Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$8.25	83,104	4.81	83,104
$10.20	14,668	1.21	14,668
$10.50	344,005	4.59	344,005
$13.65	99,826	1.42	99,826
$15.00	556	4.75	556
$18.75	695	4.75	695
$21.00	52,427	0.99	52,427
$22.50	219,754	2.77	219,754
$31.50	29,830	2.62	29,830
$37.50	1,733	2.37	1,733
$45.00	1,334	1.42	1,334

Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$8.25	30,334	5.09	30,334
$10.20	14,668	1.71	14,668
$10.50	124,029	5.09	124,029
$13.65	99,826	1.93	99,826
$21.00	52,427	1.49	52,427
$22.50	224,755	3.27	224,755
$31.50	31,498	2.96	31,498
$37.50	1,733	2.87	1,733
$45.00	1,334	1.92	1,334